COMMITMENTS AND CONTINGENCIES - Service Provider Agreements (Details)	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Alliance Global Partners
Commitments And Contingencies [Line Items]
Transaction fee | $	$ 2,500,000
Issuable convertible shares | shares	500,000
Conversion price | $ / shares	$ 5
Transaction fee shares generating sales proceeds | $	$ 2,500,000
Conversion percentage	75.00%
Closing date	3 months
Percentage of cumulative trading volume	10.00%
Percentage of outstanding preferred stock conversion	100.00%
Shares reserve for future issuance | shares	250,000
Other Service Providers
Commitments And Contingencies [Line Items]
Shares reserve for future issuance | shares	250,000
Payment under arrangement | $	$ 1,250,000
Price per share | $ / shares	$ 5